PRINCIPAL ACCOUNTING POLICIES - Goodwill and Intangible Assets, Impairment of Long-Lived Assets Other Than Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Impairment of intangible assets	0	0	0
Impairment of long-lived assets recognized	¥ 0	¥ 0	¥ 0
Minimum
Principal accounting policies
Useful life of purchased intangible assets	3 years
Estimated useful lives of intangible assets arising from acquisitions	5 years
Maximum
Principal accounting policies
Useful life of purchased intangible assets	10 years
Estimated useful lives of intangible assets arising from acquisitions	20 years